COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 607,903	$ 6,661,539
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 607,903	3,955,167
Foreign currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss		$ 2,706,372